Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 11, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2016